Consolidated Statements of Operations (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements of Operations [Abstract]
Sales	$ 2,678,346	$ 3,353,286
Cost of sales	1,751,640	1,742,110
Gross profit	926,706	1,611,176
Operating expenses:
Sales and marketing expense	975,282	1,690,684
Depreciation and amortization expense	545,890	662,003
Research and development	790,048	547,364
General and administrative	2,605,999	5,312,247
Loss on impairment of intangible assets	303,859
Total operating expenses	5,221,078	8,212,298
Loss From Operations	(4,294,372)	(6,601,122)
Other income (expenses):
Gain on extinguishment of debt		190,136
Interest expense	(410,919)	(553,247)
Total other income (expenses):	(410,919)	(363,111)
Net loss	$ (4,705,291)	$ (6,964,233)
Net loss per common share - basic and diluted	$ (0.03)	$ (0.07)
Weighted average common shares outstanding - basic and diluted	142,344,070	101,379,729